Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Condensed consolidating statements of operations
Interest and dividend income	SFr 5,090	SFr 4,451	SFr 4,602	SFr 9,541	SFr 8,644
Interest expense	(3,497)	(2,866)	(2,865)	(6,363)	(5,274)
Net interest income	1,593	1,585	1,737	3,178	3,370
Commissions and fees	3,159	3,046	2,905	6,205	5,951
Trading revenues	528	578	237	1,106	811
Other revenues	315	427	326	742	607
Net revenues	5,595	5,636	5,205	11,231	10,739
Provision for credit losses	73	48	82	121	135
Compensation and benefits	2,547	2,538	2,595	5,085	5,300
General and administrative expenses	1,420	1,508	1,527	2,928	3,128
Commission expenses	328	344	350	672	718
Restructuring expenses	175	144	69	319	206
Total other operating expenses	1,923	1,996	1,946	3,919	4,052
Total operating expenses	4,470	4,534	4,541	9,004	9,352
Income/(loss) before taxes	1,052	1,054	582	2,106	1,252
Income tax expense/(benefit)	398	362	276	760	354
Net income/(loss)	654	692	306	1,346	898
Net income/(loss) attributable to noncontrolling interests	7	(2)	3	5	(1)
Net income/(loss) attributable to shareholders	647	SFr 694	303	1,341	899
Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	(206)		(138)	(389)	(266)
Interest expense	185		143	350	222
Net interest income	(21)		5	(39)	(44)
Commissions and fees	32		29	65	63
Trading revenues	17		(11)	49	41
Other revenues	(711)		(350)	(1,412)	(962)
Net revenues	(683)		(327)	(1,337)	(902)
Provision for credit losses	0		0	0	0
Compensation and benefits	179		(1)	352	(23)
General and administrative expenses	(319)		(80)	(628)	(130)
Commission expenses	0		0	0	0
Restructuring expenses	30		8	62	51
Total other operating expenses	(289)		(72)	(566)	(79)
Total operating expenses	(110)		(73)	(214)	(102)
Income/(loss) before taxes	(573)		(254)	(1,123)	(800)
Income tax expense/(benefit)	67		(17)	130	(33)
Net income/(loss)	(640)		(237)	(1,253)	(767)
Net income/(loss) attributable to noncontrolling interests	(2)		3	(4)	1
Net income/(loss) attributable to shareholders	(638)		(240)	(1,249)	(768)
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	202		138	384	265
Interest expense	(215)		(151)	(410)	(291)
Net interest income	(13)		(13)	(26)	(26)
Commissions and fees	7		7	14	14
Trading revenues	(23)		(1)	9	(4)
Other revenues	696		321	1,375	917
Net revenues	667		314	1,372	901
Provision for credit losses	0		0	0	0
Compensation and benefits	15		19	32	35
General and administrative expenses	4		(12)	(2)	(34)
Commission expenses	0		0	0	0
Restructuring expenses	0		0	0	0
Total other operating expenses	4		(12)	(2)	(34)
Total operating expenses	19		7	30	1
Income/(loss) before taxes	648		307	1,342	900
Income tax expense/(benefit)	1		4	1	1
Net income/(loss)	647		303	1,341	899
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income/(loss) attributable to shareholders	647		303	1,341	899
Bank
Condensed consolidating statements of operations
Interest and dividend income	5,094		4,602	9,546	8,645
Interest expense	(3,467)		(2,857)	(6,303)	(5,205)
Net interest income	1,627		1,745	3,243	3,440
Commissions and fees	3,120		2,869	6,126	5,874
Trading revenues	534		249	1,048	774
Other revenues	330		355	779	652
Net revenues	5,611		5,218	11,196	10,740
Provision for credit losses	73		82	121	135
Compensation and benefits	2,353		2,577	4,701	5,288
General and administrative expenses	1,735		1,619	3,558	3,292
Commission expenses	328		350	672	718
Restructuring expenses	145		61	257	155
Total other operating expenses	2,208		2,030	4,487	4,165
Total operating expenses	4,561		4,607	9,188	9,453
Income/(loss) before taxes	977		529	1,887	1,152
Income tax expense/(benefit)	330		289	629	386
Net income/(loss)	647		240	1,258	766
Net income/(loss) attributable to noncontrolling interests	9		0	9	(2)
Net income/(loss) attributable to shareholders	638		240	1,249	768
Bank | Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	1,048		1,350	1,996	2,611
Interest expense	(1,081)		(1,095)	(2,070)	(2,072)
Net interest income	(33)		255	(74)	539
Commissions and fees	924		862	1,827	1,901
Trading revenues	177		21	461	102
Other revenues	417		226	726	443
Net revenues	1,485		1,364	2,940	2,985
Provision for credit losses	1		2	1	4
Compensation and benefits	741		762	1,444	1,587
General and administrative expenses	463		421	881	894
Commission expenses	58		60	124	129
Restructuring expenses	89		37	149	66
Total other operating expenses	610		518	1,154	1,089
Total operating expenses	1,351		1,280	2,598	2,676
Income/(loss) before taxes	133		82	341	305
Income tax expense/(benefit)	24		126	63	109
Net income/(loss)	109		(44)	278	196
Net income/(loss) attributable to noncontrolling interests	4		33	4	(9)
Net income/(loss) attributable to shareholders	105		(77)	274	205
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	4,046		3,252	7,550	6,034
Interest expense	(2,386)		(1,762)	(4,233)	(3,133)
Net interest income	1,660		1,490	3,317	2,901
Commissions and fees	2,196		2,007	4,299	3,973
Trading revenues	357		228	587	672
Other revenues	(87)		129	53	209
Net revenues	4,126		3,854	8,256	7,755
Provision for credit losses	72		80	120	131
Compensation and benefits	1,612		1,815	3,257	3,701
General and administrative expenses	1,272		1,198	2,677	2,398
Commission expenses	270		290	548	589
Restructuring expenses	56		24	108	89
Total other operating expenses	1,598		1,512	3,333	3,076
Total operating expenses	3,210		3,327	6,590	6,777
Income/(loss) before taxes	844		447	1,546	847
Income tax expense/(benefit)	306		163	566	277
Net income/(loss)	538		284	980	570
Net income/(loss) attributable to noncontrolling interests	5		(33)	5	7
Net income/(loss) attributable to shareholders	SFr 533		SFr 317	SFr 975	SFr 563